Consolidated portfolio of investments—September 30, 2021 (unaudited)

	Yield	Shares	Value
Short-term investments: 99.21%
Investment companies: 48.98%
Wells Fargo Government Money Market Fund Select Class ♠∞*	0.03%	35,415,663	$35,415,663

			Maturity date	Principal
U.S. Treasury securities: 50.23%
U.S. Treasury Bill ☼#		0.04	3-17-2022	$ 5,500,000	5,498,788
U.S. Treasury Bill ☼		0.05	12-30-2021	5,000,000	4,999,500
U.S. Treasury Bill ☼		0.05	1-13-2022	14,900,000	14,898,375
U.S. Treasury Bill ☼		0.05	1-27-2022	10,919,000	10,917,381
					36,314,044
Total Short-term investments (Cost $71,729,415)					71,729,707
Total investments in securities (Cost $71,729,415)	99.21%				71,729,707
Other assets and liabilities, net	0.79				573,607
Total net assets	100.00%				$72,303,314

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Wells Fargo Government Money Market Fund Select Class	$19,278,685	$67,320,257	$(51,183,279)	$0	$0	$35,415,663	35,415,663	$1,756
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
11,369,000 BRL	2,143,032 USD	Goldman Sachs International	10-20-2021	$0	$(60,444)
208,717,000 RUB	2,842,592 USD	Goldman Sachs International	10-20-2021	17,023	0
191,691,000 INR	2,598,566 USD	Goldman Sachs International	10-20-2021	0	(20,488)
3,745,000 CZK	173,913 USD	Goldman Sachs International	10-20-2021	0	(2,815)
865,027 USD	686,330,000 CLP	Goldman Sachs International	10-20-2021	19,799	0
2,320,295 USD	8,924,000 PLN	Goldman Sachs International	10-20-2021	76,590	0
14,190,286 USD	13,022,000 CHF	Goldman Sachs International	10-20-2021	212,037	0
9,970,181 USD	85,843,000 SEK	Goldman Sachs International	10-20-2021	163,377	0
10,277,266 USD	89,050,000 NOK	Goldman Sachs International	10-20-2021	91,709	0
1,890,017 USD	2,211,036,000 KRW	Goldman Sachs International	10-20-2021	23,108	0
See accompanying consolidated notes to portfolio of investments

Wells Fargo Alternative Risk Premia Fund  |  1

Consolidated portfolio of investments—September 30, 2021 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
14,258,457 USD	19,317,000 AUD	Goldman Sachs International	10-20-2021	$292,348	$0
141,565,000 HUF	478,277 USD	Goldman Sachs International	10-20-2021	0	(22,258)
2,978,000 NZD	2,120,547 USD	Goldman Sachs International	10-20-2021	0	(64,859)
33,929,000 ZAR	2,387,863 USD	Goldman Sachs International	10-20-2021	0	(139,504)
591,357,000 JPY	5,385,834 USD	Goldman Sachs International	10-20-2021	0	(71,858)
50,338,000 MXN	2,512,557 USD	Goldman Sachs International	10-20-2021	0	(79,903)
3,749,000 EUR	4,433,058 USD	Goldman Sachs International	10-20-2021	0	(89,116)
2,586,000 GBP	3,579,815 USD	Goldman Sachs International	10-20-2021	0	(95,378)
17,133,000 CAD	13,542,107 USD	Goldman Sachs International	10-20-2021	0	(15,743)
57,508,149,000 IDR	4,020,987 USD	Goldman Sachs International	10-21-2021	0	(9,527)
				$895,991	$(671,893)
See accompanying consolidated notes to portfolio of investments

2  |  Wells Fargo Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2021 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	8	10-15-2021	$620,642	$604,010	$0	$(16,632)
WTI Crude Futures**	21	10-20-2021	1,470,579	1,575,630	105,051	0
Natural Gas Futures**	20	10-27-2021	945,206	1,173,400	228,194	0
Brent Crude Futures**	18	10-29-2021	1,333,486	1,409,580	76,094	0
Gasoline RBOB Futures**	26	10-29-2021	2,289,161	2,395,848	106,687	0
Low Sugar Gas Oil Futures**	8	11-11-2021	489,446	540,400	50,954	0
Soybean Futures**	18	11-12-2021	1,189,440	1,130,400	0	(59,040)
London Metal Exchange Lead Futures**	23	11-15-2021	1,334,108	1,207,788	0	(126,320)
London Metal Exchange Nickel Futures**	6	11-15-2021	700,000	645,858	0	(54,142)
TOPIX Index Futures	4	12-9-2021	697,348	729,772	32,424	0
10-Year Japanese Treasury Bonds	44	12-13-2021	60,009,888	59,843,479	0	(166,409)
Lean Hogs Futures**	64	12-14-2021	1,854,602	2,186,240	331,638	0
Soybean Meal Futures**	23	12-14-2021	786,050	756,010	0	(30,040)
Soybean Oil Futures**	38	12-14-2021	1,398,056	1,338,132	0	(59,924)
10-Year Australian Treasury Bonds	233	12-15-2021	24,268,275	23,830,671	0	(437,604)
Cocoa Futures**	16	12-15-2021	394,014	424,320	30,306	0
London Metal Exchange Copper Futures**	3	12-15-2021	704,489	670,219	0	(34,270)
S&P/TSX 60 Index	3	12-16-2021	583,050	566,604	0	(16,446)
SPI 200 Index	5	12-16-2021	665,126	659,059	0	(6,067)
DAX Futures Index	1	12-17-2021	453,787	442,721	0	(11,066)
E-Mini Nasdaq 100 Index	2	12-17-2021	617,187	587,300	0	(29,887)
E-Mini Russell 2000 Index	4	12-17-2021	447,239	440,160	0	(7,079)
E-Mini S&P 500 Index	3	12-17-2021	668,857	644,663	0	(24,194)
Euro STOXX 50 Futures	13	12-17-2021	627,104	609,570	0	(17,534)
FTSE 100 Index Futures	7	12-17-2021	663,628	667,158	3,530	0
MSCI Emerging Markets Index	9	12-17-2021	582,449	560,520	0	(21,929)
Coffee C Futures**	3	12-20-2021	219,655	218,250	0	(1,405)
Silver Futures**	13	12-29-2021	1,554,475	1,433,055	0	(121,420)
Short
NY Harbor Ultra-Low Sulfur Diesel Futures**	(3)	10-29-2021	(273,259)	(294,651)	0	(21,392)
London Metal Exchange Aluminium Futures**	(6)	11-15-2021	(402,797)	(428,513)	0	(25,716)
London Metal Exchange Zinc Futures**	(8)	11-15-2021	(595,393)	(596,900)	0	(1,507)
Cotton #2 Futures**	(30)	12-8-2021	(1,338,923)	(1,587,000)	0	(248,077)
Euro-Bund Futures	(150)	12-8-2021	(29,991,828)	(29,506,647)	485,181	0
Corn Futures**	(8)	12-14-2021	(209,545)	(214,700)	0	(5,155)
KC Hard Red Winter Wheat Futures**	(48)	12-14-2021	(1,711,620)	(1,756,200)	0	(44,580)
Wheat Futures**	(111)	12-14-2021	(4,011,748)	(4,026,525)	0	(14,777)
10-Year Canadian Treasury Bonds	(139)	12-20-2021	(16,000,077)	(15,709,656)	290,421	0
10-Year U.S. Treasury Notes	(121)	12-21-2021	(16,142,782)	(15,924,734)	218,048	0
Gold 100 Ounces Futures**	(22)	12-29-2021	(3,991,147)	(3,865,400)	125,747	0
Long Gilt Bond Futures	(24)	12-29-2021	(4,157,747)	(4,047,051)	110,696	0
Live Cattle Futures**	(91)	12-31-2021	(4,699,632)	(4,576,390)	123,242	0
Sugar #11 World Futures**	(82)	2-28-2022	(1,841,991)	(1,868,026)	0	(26,035)
					$2,318,213	$(1,628,647)

**	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments

Wells Fargo Alternative Risk Premia Fund  |  3

Consolidated portfolio of investments—September 30, 2021 (unaudited)

OTC swap contracts
Reference asset/index	Counterparty	Payment frequency	Maturity date	Notional amount	Value	Unrealized gains	Unrealized losses
Synthetic total return Swap†	Goldman Sachs International	Monthly	2-1-2024	$6,303,673	$6,185,158	$0	$(118,515)

†	The Fund receives or pays the difference between the total return on a portfolio of long and short positions underlying the total return swap and the return on a specified benchmark (either the Federal Funds Effective Rate or the One Month LIBOR), plus or minus a spread in a typical range of 20-75 basis points (bps; 100 bps equal 1.00%). The spread is determined based upon the country and/or currency of the individual underlying positions. Certain short positions may be subject to higher market rates.
The following table represents the component disclosures associated with the synthetic total return swap basket as of the end of the period.
Reference asset	Shares	Value	% of swap basket value
Long positions
Common stocks
Communication services
Diversified telecommunication services
Proximus SA	17,309	$343,488	5.55%
Spark New Zealand Limited	32,364	106,473	1.72
Interactive media & services
Auto Trader Group plc	33,711	265,852	4.30
Media
Hakuhodo DY Holdings Incorporated	7,200	123,904	2.00
Wireless telecommunication services
Tele2 AB Class B	6,369	94,304	1.52
		934,021
Consumer discretionary
Automobiles
Mazda Motor Corporation	14,400	124,617	2.02
Hotels, restaurants & leisure
Domino's Pizza Enterprises Limited	839	95,963	1.55
Domino's Pizza Incorporated	369	175,998	2.85
GVC Holdings plc	2,345	66,977	1.08
La Francaise Des Jeux SA	8,390	431,390	6.98
Sodexho Alliance SA	745	65,110	1.05
Yum! Brands Incorporated	1,234	150,931	2.44
Internet & direct marketing retail
ZOZO Incorporated	2,000	74,930	1.21
Specialty retail
Yamada Denki Company Limited	15,400	64,673	1.05
Textiles, apparel & luxury goods
Pandora AS	641	77,817	1.26
		1,328,406
Consumer staples
Food & staples retailing
Empire Company Limited Class A	9,800	298,658	4.83
J Sainsbury plc	91,015	348,841	5.64
The Kroger Company	1,662	67,195	1.09
See accompanying consolidated notes to portfolio of investments

4  |  Wells Fargo Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2021 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Food products
Archer Daniels Midland Company	3,624	$217,476	3.52%
Bunge Limited	4,558	370,657	5.99
NH Foods Limited	3,500	132,175	2.14
Household products
Pigeon Corporation	2,700	62,769	1.02
Personal products
Pola Orbis Holdings Incorporated	13,100	301,533	4.88
		1,799,304
Energy
Oil, gas & consumable fuels
Ampol Limited	16,941	338,100	5.47
Idemitsu Kosan Company Limited	10,700	281,481	4.55
Parkland Corporation	5,000	140,494	2.27
		760,075
Financials
Banks
Shizuoka Bank Limited	13,500	110,919	1.79
Capital markets
SEI Investments Company	5,077	301,066	4.87
Singapore Exchange Limited	45,700	334,563	5.41
T. Rowe Price Group Incorporated	350	68,845	1.11
The Carlyle Group Incorporated	4,167	197,016	3.19
Tradeweb Markets Incorporated Class A	889	71,813	1.16
Insurance
Alleghany Corporation	104	64,939	1.05
American Financial Group Incorporated	1,193	150,115	2.43
Direct Line Insurance Group plc	25,268	98,598	1.59
Medibank Private Limited	166,074	424,023	6.86
		1,821,897
Health care
Biotechnology
Genus plc	1,199	87,655	1.42
Health care equipment & supplies
IDEXX Laboratories Incorporated	173	107,589	1.74
West Pharmaceutical Services Incorporated	288	122,268	1.98
Health care providers & services
Molina Healthcare Incorporated	391	106,082	1.72
Health care technology
Cerner Corporation	4,529	319,385	5.16
Pharmaceuticals
Hikma Pharmaceuticals plc	6,725	221,226	3.58
Ipsen SA	1,821	173,523	2.81
Jazz Pharmaceuticals plc	1,399	182,164	2.95
Merck KGaA	805	174,234	2.82
Orion Oyj Class B	5,179	205,041	3.32
		1,699,167
Industrials
Aerospace & defense
Huntington Ingalls Industries Incorporated	1,672	322,796	5.22
See accompanying consolidated notes to portfolio of investments

Wells Fargo Alternative Risk Premia Fund  |  5

Consolidated portfolio of investments—September 30, 2021 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Air freight & logistics
C.H. Robinson Worldwide Incorporated	922	$80,214	1.30%
Expeditors International of Washington Incorporated	828	98,640	1.60
Building products
A.O. Smith Corporation	1,187	72,490	1.17
Lennox International Incorporated	353	103,842	1.68
Commercial services & supplies
Securitas AB Class B	18,209	288,205	4.66
Electrical equipment
Fuji Electric Holdings Company Limited	1,600	72,809	1.18
Industrial conglomerates
DCC plc	904	75,363	1.22
Machinery
Pentair plc	4,516	327,997	5.30
Professional services
Adecco SA	2,364	118,450	1.92
Kforce Incorporated	1,082	64,530	1.04
Persol Holdings Company Limited	7,100	176,996	2.86
Randstad Holdings NV	4,033	271,530	4.39
Robert Half International Incorporated	3,476	348,747	5.64
Road & rail
AMERCO	279	180,242	2.91
J.B. Hunt Transport Services Incorporated	1,233	206,182	3.33
Knight-Swift Transportation Holdings Incorporated	3,349	171,301	2.77
Landstar System Incorporated	399	62,970	1.02
Old Dominion Freight Line Incorporated	659	188,461	3.05
Trading companies & distributors
Toromont Industries Limited	2,500	208,689	3.37
		3,440,454
Information technology
Electronic equipment, instruments & components
Arrow Electronics Incorporated	2,662	298,916	4.83
IT services
Bechtle AG	2,934	200,671	3.24
Broadridge Financial Solutions Incorporated	2,409	401,436	6.49
EPAM Systems Incorporated	202	115,237	1.86
Paychex Incorporated	1,050	118,073	1.91
SCSK Corporation	5,400	114,214	1.85
The Western Union Company	7,757	156,847	2.54
Software
Dropbox Incorporated Class A	5,518	161,236	2.61
NortonLifeLock Incorporated	5,792	146,538	2.37
TIS Incorporated	13,200	360,282	5.83
		2,073,450
Materials
Chemicals
Johnson Matthey plc	2,096	75,198	1.22
Mitsubishi Gas Chemical Company Incorporated	5,200	102,542	1.66
Tosoh Corporation	4,700	85,172	1.38
Containers & packaging
Orora Limited	30,560	67,344	1.09
See accompanying consolidated notes to portfolio of investments

6  |  Wells Fargo Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2021 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Metals & mining
BlueScope Steel Limited	12,477	$180,787	2.92%
EVRAZ plc	40,594	322,073	5.21
Steel Dynamics Incorporated	1,815	106,141	1.72
		939,257
Real estate
Equity REITs
Extra Space Storage Incorporated	767	128,848	2.08
Iron Mountain Incorporated	1,463	63,567	1.03
Real estate management & development
CBRE Group Incorporated Class A	656	63,868	1.03
Daito Trust Construction Company Limited	3,000	351,923	5.69
FirstService Corporation	1,300	235,039	3.80
		843,245
Utilities
Gas utilities
UGI Corporation	3,851	164,130	2.65
Independent power & renewable electricity producers
Uniper SE	6,588	274,256	4.43
Multi-utilities
ATCO Limited Class I	14,300	458,715	7.42
		897,101

	Dividend yield
Preferred stocks
Communication services
Diversified telecommunication services
Telecom Italia RSP	8.12%	161,392	65,127	1.05
Materials
Chemicals
Fuchs Petrolub SE	2.54	9,450	442,454	7.15
Short positions
Common stocks
Communication services
Entertainment
Live Nation Entertainment Incorporated		(1,437)	(130,954)	(2.12)
The Walt Disney Company		(778)	(131,614)	(2.13)
Interactive media & services
Z Holdings Corporation		(29,000)	(185,602)	(3.00)
Media
Informa plc		(13,081)	(96,197)	(1.56)
			(544,367)
Consumer discretionary
Automobiles
Tesla Motors Incorporated		(173)	(134,158)	(2.17)
Toyota Motor Corporation		(10,000)	(178,174)	(2.88)
See accompanying consolidated notes to portfolio of investments

Wells Fargo Alternative Risk Premia Fund  |  7

Consolidated portfolio of investments—September 30, 2021 (unaudited)

Reference asset	Shares	Value	% of swapbasket value
Short positions (continued)
Hotels, restaurants & leisure
Caesars Enterntainment Incorporated	(752)	$(84,435)	(1.37)%
Las Vegas Sands Corporation	(2,709)	(99,149)	(1.60)
Oriental Land Company Limited	(500)	(80,888)	(1.31)
Whitbread plc	(2,169)	(96,440)	(1.56)
Wynn Resorts Limited	(842)	(71,360)	(1.15)
Household durables
Sony Corporation	(2,800)	(310,852)	(5.03)
Internet & direct marketing retail
Just Eat Takeaway.com NV	(865)	(63,200)	(1.02)
Prosus NV	(2,737)	(219,072)	(3.54)
Specialty retail
Fast Retailing Company Limited	(200)	(147,503)	(2.39)
Hennes & Mauritz AB Class B	(7,296)	(147,683)	(2.39)
Textiles, apparel & luxury goods
LVMH Moet Hennessy Louis Vuitton SE	(88)	(63,031)	(1.02)
		(1,695,945)
Consumer staples
Beverages
Anheuser Busch InBev SA	(4,287)	(243,147)	(3.93)
Food & staples retailing
Woolworths Group Limited	(11,140)	(312,903)	(5.06)
		(556,050)
Energy
Oil, gas & consumable fuels
Chevron Corporation	(1,041)	(105,609)	(1.71)
Pembina Pipeline Corporation	(2,900)	(91,927)	(1.49)
Royal Dutch Shell plc A Shares	(8,551)	(190,167)	(3.08)
Suncor Energy Incorporated	(3,300)	(68,418)	(1.11)
Woodside Petroleum Limited	(6,279)	(107,366)	(1.74)
		(563,487)
Financials
Banks
UniCredit SpA	(7,728)	(102,270)	(1.65)
Capital markets
Credit Suisse Group AG	(8,614)	(85,074)	(1.38)
Deutsche Boerse AG	(2,503)	(406,153)	(6.57)
London Stock Exchange Group PLC	(3,105)	(311,146)	(5.03)
Consumer finance
American Express Company	(1,047)	(175,404)	(2.84)
Diversified financial services
Equitable Holdings Incorporated	(5,532)	(163,968)	(2.65)
Insurance
Allianz SE	(1,144)	(256,308)	(4.14)
Japan Post Holdings Company Limited	(26,100)	(219,388)	(3.55)
Legal & General Group plc	(42,027)	(157,899)	(2.55)
Prudential plc	(7,203)	(139,777)	(2.26)
		(2,017,387)
See accompanying consolidated notes to portfolio of investments

8  |  Wells Fargo Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2021 (unaudited)

Reference asset	Shares	Value	% of swapbasket value
Short positions (continued)
Health care
Health care providers & services
Ramsay Health Care Limited	(2,205)	$(109,272)	(1.77)%
Industrials
Aerospace & defense
Raytheon Technologies Corporation	(1,472)	(126,533)	(2.05)
Rolls Royce Holdings plc	(39,976)	(74,664)	(1.21)
Safran SA	(1,684)	(212,993)	(3.44)
Building products
Assa Abloy AB Class B	(3,641)	(105,613)	(1.71)
Daikin Industries Limited	(1,100)	(239,842)	(3.88)
Nibe Industrier AB Series B	(7,317)	(91,951)	(1.49)
Construction & engineering
Vinci SA	(2,987)	(310,674)	(5.02)
Electrical equipment
Ballard Power Systems Incorporated	(8,100)	(113,704)	(1.84)
Plug Power Incorporated	(5,240)	(133,830)	(2.16)
Sunrun Incorporated	(3,621)	(159,324)	(2.58)
Machinery
SMC Corporation	(400)	(249,564)	(4.04)
Professional services
Clarivate plc	(7,480)	(163,812)	(2.65)
Costar Group Incorporated	(1,814)	(156,113)	(2.52)
Experian plc	(2,556)	(107,071)	(1.73)
Road & rail
Central Japan Railway Company	(700)	(111,737)	(1.81)
East Japan Railway Company	(1,600)	(113,077)	(1.83)
		(2,470,502)
Information technology
Electronic equipment, instruments & components
Hexagon AB Series B	(6,263)	(96,876)	(1.57)
Keyence Corporation	(600)	(358,123)	(5.79)
IT services
Fidelity National Information Service	(1,323)	(160,983)	(2.60)
Fiserv Incorporated	(593)	(64,341)	(1.04)
Global Payments Incorporated	(658)	(103,688)	(1.68)
Okta Incorporated	(267)	(63,370)	(1.02)
Paypal Holdings Incorporated	(288)	(74,940)	(1.21)
Visa Incorporated Class A	(544)	(121,176)	(1.96)
Semiconductors & semiconductor equipment
Infineon Technologies AG	(7,517)	(307,432)	(4.97)
Intel Corporation	(1,860)	(99,101)	(1.60)
Marvell Technology Incorporated	(1,840)	(110,970)	(1.79)
Nvidia Corporation	(443)	(91,772)	(1.48)
Software
Coupa Software Incorporated	(290)	(63,562)	(1.03)
Splunk Incorporated	(882)	(127,634)	(2.06)
Technology hardware, storage & peripherals
Apple Incorporated	(454)	(64,241)	(1.04)
		(1,908,209)
See accompanying consolidated notes to portfolio of investments

Wells Fargo Alternative Risk Premia Fund  |  9

Consolidated portfolio of investments—September 30, 2021 (unaudited)

Reference asset	Shares	Value	% of swapbasket value
Short positions (continued)
Materials
Chemicals
Air Products & Chemicals Incorporated	(872)	$(223,328)	(3.61)%
Chr Hansen Holding AS	(2,089)	(170,634)	(2.76)
Ecolab Incorporated	(338)	(70,514)	(1.14)
International Flavors & Fragrances Incorporated	(819)	(109,517)	(1.77)
Linde plc	(835)	(244,972)	(3.96)
Nippon Paint Holdings Company Limited	(10,400)	(113,258)	(1.83)
Shin-Etsu Chemical Company Limited	(400)	(67,508)	(1.09)
Metals & mining
Barrick Gold Corporation	(10,500)	(189,590)	(3.07)
Franco-Nevada Corporation	(700)	(90,940)	(1.47)
Ivanhoe Mines Limited Class A	(32,900)	(210,398)	(3.40)
Newcrest Mining Limited	(10,202)	(169,126)	(2.73)
		(1,659,785)
Real estate
Equity REITs
Equinix Incorporated	(118)	(93,235)	(1.51)
Unite Group plc	(6,062)	(88,867)	(1.44)
Real estate management & development
Capitaland Investment Limited	(26,400)	(66,107)	(1.07)
Vonovia SE	(1,258)	(75,629)	(1.22)
Wharf Real Estate Investment Company Limited	(25,000)	(128,447)	(2.08)
		(452,285)
Utilities
Gas utilities
APA Group Stapled Security	(12,036)	(74,970)	(1.21)
Independent power & renewable electricity producers
Brookfield Renewable Corporation Class A	(4,100)	(159,261)	(2.58)
		(234,231)

Abbreviations:
REIT	Real estate investment trust
See accompanying consolidated notes to portfolio of investments

10  |  Wells Fargo Alternative Risk Premia Fund

Notes to consolidated portfolio of investments—September 30, 2021 (unaudited)

The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of September 30, 2021, the Subsidiary had $9,420,425 of investments in affiliates and cash at broker segregated for futures contacts representing 103.80% of its assets. As of September 30, 2021, the Fund held $9,074,713 in the Subsidiary, representing 12.55% of the Fund’s net assets prior to consolidation. The consolidated net assets of the Fund includes the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Global Investments, LLC ("Allspring Global Investments").
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if

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Notes to consolidated portfolio of investments—September 30, 2021 (unaudited)

there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk and foreign currency riskchanges in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency riskchanges in commodity prices and is subject to commodity price riskchanges in commodity prices and is subject to commodity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter ("OTC") market (“OTC swaps”)or centrally cleared with a central clearinghouse.
The Fund entered into OTC swaps. For OTC swaps, any upfront premiums paid and any upfront fees received are amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps. Payments received or paid are recorded as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded as the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return basket swaps
The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk associated with the reference securities in the basket.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the

12  |  Wells Fargo Alternative Risk Premia Fund

Notes to consolidated portfolio of investments—September 30, 2021 (unaudited)

highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inpouts (level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$35,415,663	$0	$0	$35,415,663
U.S. Treasury securities	36,314,044	0	0	36,314,044
	71,729,707	0	0	71,729,707
Forward foreign currency contracts	0	895,991	0	895,991
Futures contracts	2,318,213	0	0	2,318,213
Total assets	$74,047,920	$895,991	$0	$74,943,911
Liabilitites
Swap contracts	$0	$118,515	$0	$118,515
Forward foreign currency contracts	0	671,893	0	671,893
Futures contracts	1,628,647	0	0	1,628,647
Total liabilities	$1,628,647	$790,408	$0	$2,419,055
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
For the three months ended September 30, 2021, the Fund did not have any transfers into/out of Level 3.

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